Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash	$ 2,978,868	$ 3,102,865
Restricted cash	57,151	220,261
Note receivable	6,587	254,092
Accounts receivable, net	11,170,072	9,633,289
Inventories	982,954	1,175,241
Advance to vendors	348,713	150,637
Prepayments and other assets, net	181,046	80,137
TOTAL CURRENT ASSETS	16,675,443	14,616,522
Property, plant and equipment, net	5,016,051	4,978,080
Intangible assets, net	65,793	79,985
Deferred tax assets	526,349	326,087
Right-of-use assets, net	168,375	183,815
TOTAL ASSETS	22,452,011	20,184,489
CURRENT LIABILITIES:
Short term bank loans	2,861,690	5,273,678
Long-term bank loan - current	251,270
Loan payable from third-party	500,000
Notes payable	190,501	733,996
Accounts payable	5,014,033	4,466,933
Advance from customers	2,028,683	1,403,628
Accrued expenses and other liabilities	1,398,421	732,419
Taxes payable	204,332	356,889
Operating lease liabilities – current	119,579	104,088
TOTAL CURRENT LIABILITIES	13,074,624	13,318,085
Long term bank loans	2,421,807	260,299
Operating lease liabilities – non-current	13,867	80,636
TOTAL LIABILITIES	15,510,298	13,659,020
COMMITMENTS AND CONTINGENCIES (Note 13)
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.0000025 par value, 20,000,000,000 shares authorized, 23,173,413 and 21,173,413 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	58	53
Additional paid-in capital	13,495,345	4,695,350
Statutory reserves	343,077	343,077
(Accumulated deficit) retained earnings	(6,704,455)	2,026,786
Accumulated other comprehensive loss	(192,312)	(539,797)
TOTAL SHAREHOLDERS’ EQUITY	6,941,713	6,525,469
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	22,452,011	20,184,489
Related Party
CURRENT ASSETS:
Accounts receivable – a related party	950,052
CURRENT LIABILITIES:
Due to a related party	$ 506,115	$ 246,454